GENERAL (Details)					12 Months Ended
	Oct. 28, 2022 USD ($)	Oct. 27, 2022 USD ($) warrant $ / shares shares	Apr. 22, 2022 location shares	Dec. 02, 2021 USD ($)	Dec. 31, 2022 USD ($) location shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)	Oct. 26, 2022 USD ($) shares	Apr. 14, 2022 USD ($)	Nov. 30, 2021 USD ($)	Jul. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)
General Information About Financial Statement [Line Items]
Total interest-bearing loans and borrowings					$ 182,800,000	$ 246,500,000
Repayments of borrowings, classified as financing activities					$ 46,716,000	5,424,000	$ 5,949,000
Percentage of shares issued and outstanding		1.000
Number of shares outstanding (in shares) | shares		96,465,677			97,865,777
Number of operating locations | location					118
Temporary or partial closure of hotels							0.85
Interest paid, classified as financing activities					$ 17,364,000	6,018,000	$ 3,255,000
Convertible loan notes
General Information About Financial Statement [Line Items]
Principal amount		$ 118,000,000
Net consideration from issue of convertible loan notes		$ 118,000,000			0	$ 44,350,000
Ordinary shares
General Information About Financial Statement [Line Items]
Number of shares outstanding (in shares) | shares		41,655,152				419,832		428,974
Ordinary shares | Former Holders Of The BOA Class B Common Stock
General Information About Financial Statement [Line Items]
Number of shares issued through issue of equity (in shares) | shares		5,750,000
BOA Acquisition Corp.
General Information About Financial Statement [Line Items]
Number of warrants issued through issue of equity (in shares)		4,274,929	6,575,000
Price of issued shares | $ / shares		$ 10.00
Price of issued shares (in USD per share) | $ / shares		$ 10.00
BOA Acquisition Corp. | Ordinary shares | BOA Underwriter Fees
General Information About Financial Statement [Line Items]
Number of shares issued through issue of equity (in shares) | shares		450,000
BOA Acquisition Corp. | Ordinary shares | PIPE Investors, Bet On America LLC
General Information About Financial Statement [Line Items]
Number of shares issued through issue of equity (in shares) | shares		5,445,000
BOA Acquisition Corp. | Ordinary shares | Investors
General Information About Financial Statement [Line Items]
Number of shares issued through issue of equity (in shares) | shares		1,230,000
BOA Acquisition Corp. | Ordinary shares | Former Holders Of The BOA Class B Common Stock
General Information About Financial Statement [Line Items]
Number of shares issued through issue of equity (in shares) | shares		5,750,000
BOA Acquisition Corp. | Class A Common Stock
General Information About Financial Statement [Line Items]
Percentage of shares issued and outstanding		0.958
BOA Acquisition Corp. | Ordinary shares
General Information About Financial Statement [Line Items]
Number of shares issued through issue of equity (in shares) | shares		953,999	899,125
Number of shares outstanding (in shares) | shares			899,125
Convertible Loan Note Instrument
General Information About Financial Statement [Line Items]
Percent of shares exercised		1
Principal amount											$ 125,000,000	$ 90,000,000
Total interest-bearing loans and borrowings		$ 102,680,000
Convertible Loan Note Instrument | BOA Acquisition Corp.
General Information About Financial Statement [Line Items]
Principal amount		147,500,000
Total interest-bearing loans and borrowings								$ 1,100,000
Convertible Loan Note Instrument | BOA Acquisition Corp. | One Investor
General Information About Financial Statement [Line Items]
Total interest-bearing loans and borrowings		$ 1,200,000			800,000
Committed Bridge Loan Facility
General Information About Financial Statement [Line Items]
Principal amount										$ 25,000,000
Total interest-bearing loans and borrowings										$ 26,200,000
Repayments of borrowings, classified as financing activities				$ 26,200,000
Committed Bridge Loan Facility | BOA Acquisition Corp. | Ordinary shares
General Information About Financial Statement [Line Items]
Number of shares issued through issue of equity (in shares) | shares		370,000
Term Loan Note
General Information About Financial Statement [Line Items]
Principal amount	$ 5,000,000								$ 5,000,000
Total interest-bearing loans and borrowings		$ 5,000,000			$ 0			$ 1,000,000
Interest paid, classified as financing activities	$ 1,000,000
Reinvestment Amount | BOA Acquisition Corp.
General Information About Financial Statement [Line Items]
Principal amount		36,000,000
Total interest-bearing loans and borrowings		$ 36,000,000